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METROPOLITAN LIFE INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

November 13, 2008

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Metropolitan Life Insurance Company
          The New England Variable Account
          File Nos. 333-11131/811-05338
          (Zenith Accumulator)
          Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 10, 2008 to the April 30, 1999 Prospectus (as supplemented), and Statement of Additional Information ("SAI"), dated April 28, 2008, as revised November 10, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on October 31, 2008.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
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Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company